DECONSOLIDATION OF CEIBS PUBLISHING GROUP (Tables)	12 Months Ended
Dec. 31, 2025
DECONSOLIDATION OF CEIBS PUBLISHING GROUP
Schedule of disposal group including discontinued operations

As of
January 15, 2024
RMB
Cash and cash equivalents	30,767
Accounts receivable, net	10,928
Prepaid expenses and other current assets	383
Property, equipment and software, net	2,170
Intangible assets, net	70
Goodwill	276
Operating lease right-of-use assets, net	6,005
Other non-current assets	1,806
Accounts payable	(7,755)
Deferred revenue, current	(53,437)
Other payable and accrued liabilities	(11,780)
Operating lease liabilities, current	(4,022)
Operating lease liabilities, non-current	(2,117)
Deferred revenue, non-current	(12,491)
Non-controlling interests	(34,587)
Carrying net liabilities of CEIBS Publishing Group at deconsolidation	(73,784)

Fair value of 39% CEIBS Publishing Group after deconsolidation	4,976
Gain on deconsolidation of CEIBS Publishing Group	(78,760)